Loans Receivable and Allowance for Loan Losses (Changes in the Accretable Yield for Purchased Credit Impaired Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Loans Receivable and Allowance for Loan Losses [Abstract]
Balance at beginning of period	$ 76
Accretion	(56)
Balance at end of period	$ 20